Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000227329 | G0750C108 | Axalta Coating Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 224441105 | Crane NXT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 22002T108 | Corporate Office Properties Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 109696104 | Brink's Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | G39104107 | Gates Industrial Corp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 428291108 | Hexcel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 410120109 | Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000227329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000227329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000248358 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000074420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000074420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000074420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000074420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%